NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth-Income Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund

Supplement dated January 9, 2024
to the Prospectus dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

NVIT American Funds Global Growth Fund

1.	The table under the section entitled “Portfolio Managers” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Matt Hochstetler	Partner – Capital World Investors, a division of Capital Research	Since 2024
Roz Hongsaranagon	Partner – Capital World Investors, a division of Capital Research	Since 2018
Piyada Phanaphat	Partner – Capital World Investors, a division of Capital Research	Since 2022

2.	The information under the section entitled “Master Global Growth Fund Team Members” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Patrice Collette is a Partner of Capital World Investors. Mr. Collette has been employed in the investment management area of Capital Research or its affiliates for the past 23 years. Mr. Collette has been an equity portfolio manager for the Master Global Growth Fund for 8 years and previously served as an investment analyst on the Master Global Growth Fund for 14 years.
Matt Hochstetler is a Partner of Capital World Investors. Mr. Hochstetler has been employed in the investment management area of Capital Research or its affiliates for the past 10 years. Mr. Hochstetler has been an equity portfolio manager for the Master Global Growth Fund for less than one year.
Roz Hongsaranagon is a Partner of Capital World Investors. Ms. Hongsaranagon has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Ms. Hongsaranagon has been an equity portfolio manager for the Master Global Growth Fund for 5 years.
Piyada Phanaphat is a Partner of Capital World Investors. Ms. Phanaphat has been employed in the investment management area of Capital Research or its affiliates for the past 16 years. Ms. Phanaphat has been an equity portfolio manager for the Master Global Growth Fund for 1 year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE